Subordinated Debentures	12 Months Ended
Dec. 31, 2013
Brokers and Dealers [Abstract]
Subordinated Debentures
Note 8:	Subordinated Debentures

In 2005, a Delaware statutory business trust owned by the Company, United Bancorp Statutory Trust I (“Trust I” or the “Trust”), issued $4.0 million of mandatorily redeemable debt securities.  The sale proceeds were utilized to purchase $4.0 million of the Company’s subordinated debentures which mature in 2035.  The Company’s subordinated debentures are the sole asset of Trust I.  The Company’s investment in Trust I is not consolidated herein as the Company is not deemed the primary beneficiary of the Trust.  However, the $4.0 million of mandatorily redeemable debt securities issued by the Trust are includible for regulatory purposes as a component of the Company’s Tier I Capital.  Interest on the Company’s subordinated debentures is fixed at 6.25% through 2015 and then beginning in January 2016 the interest rate is a variable rate per annum, reset quarterly, equal to three month LIBOR plus 1.35% and is payable quarterly. Currently the three month LIBOR rate is approximately 0.24%.